Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000218791 | 47103U845 | Janus Henderson AAA CLO ETF
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000218791 | 921910873 | Vanguard Mega Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000218791 | 922907746 | Vanguard Tax-Exempt Bond Index ETF
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000218791 | 78467X109 | SPDR Dow Jones Industrial Average ETF
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000218791 | 464288661 | iShares 3-7 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000218791 | 46641Q837 | JPMorgan Ultra-Short Income ETF
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000218791 | 922908769 | Vanguard Total Stock Market ETF
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000218791 | 46641Q332 | JPMorgan Equity Premium Income ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000218791 | 46141D203 | Invesco DB US Dollar Index Bullish Fund
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000218791 | 921937827 | Vanguard Short-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000218791 | Specialty
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000218791 | Equity
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000218791 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	58.80%
C000218792 | 47103U845 | Janus Henderson AAA CLO ETF
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000218792 | 922907746 | Vanguard Tax-Exempt Bond Index ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000218792 | 46641Q837 | JPMorgan Ultra-Short Income ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000218792 | 46641Q332 | JPMorgan Equity Premium Income ETF
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000218792 | 81369Y803 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000218792 | 464287390 | iShares Latin America 40 ETF
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000218792 | 81369Y209 | Health Care Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000218792 | 464288679 | iShares Short Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000218792 | 46654Q203 | JPMorgan Nasdaq Equity Premium Income ETF
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000218792 | 38150K103 | Goldman Sachs Physical Gold ETF
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000218792 | Equity
Holdings [Line Items]
Percent of Net Asset Value	59.40%
C000218792 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000218792 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000218792 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000227938 | 922907746 | Vanguard Tax-Exempt Bond Index ETF
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000227938 | 81369Y803 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000227938 | 464287390 | iShares Latin America 40 ETF
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000227938 | 46654Q203 | JPMorgan Nasdaq Equity Premium Income ETF
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000227938 | 38150K103 | Goldman Sachs Physical Gold ETF
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000227938 | 825252885 | Invesco Government & Agency Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000227938 | 46138G649 | Invesco Nasdaq 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000227938 | Equity
Holdings [Line Items]
Percent of Net Asset Value	76.50%
C000227938 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000227938 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000227938 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	9.00%